Regulatory Matters (Tables)	3 Months Ended
Mar. 31, 2026
Regulated Operations [Abstract]
Schedule of generate rate cases and infrastructure surcharges
The table below summarizes the annualized incremental revenues, assuming a constant sales volume and customer count, resulting from general rate case authorizations that became effective during 2026. The amounts include reductions for the amortization of the excess accumulated deferred income taxes (“EADIT”) that are generally offset in income tax expense.

	Effective Date	Amount
General rate cases by state:
West Virginia	March 1, 2026	$20
Maryland	February 26, 2026	2
California, Attrition Increase (a)	January 1, 2026	14

Total general rate case authorizations		$36

Schedule of annualized incremental revenues	Presented in the table below are annualized incremental revenues, assuming a constant sales volume and customer count, resulting from infrastructure surcharge authorizations that became effective during 2026:

	Effective Date		Amount
Infrastructure surcharges by state:
Pennsylvania	(a	)	$18
Indiana	March 18, 2026		15
West Virginia	March 1, 2026		2
Missouri	March 1, 2026		13
Illinois	January 1, 2026		5

Total infrastructure surcharge authorizations			$53

(a)	In 2026, $11 million was effective January 1 and $7 million was effective April 1.